Debt (Gain Or Loss On The Hedged Item And Offsetting Gain Or Loss On Interest Rate Swaps) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Operating expenses	$ (2,961,000,000)	$ (2,919,000,000)	$ (3,146,000,000)
Derivative Instruments, Gain (Loss) Recognized in Income, Net	0	0
Gain On Swaps [Member]
Other Operating expenses	(1,000,000)	(7,000,000)
Loss On Notes [Member]
Other Operating expenses	$ 1,000,000	$ 7,000,000